Summary of Significant Accounting Policies - Schedule of Goodwill (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Goodwill [Line Items]
Goodwill, Beginning balance	$ 143,160
Acquisition date adjustment	1,380
Foreign currency translation adjustment	(18,395)
Goodwill, Ending balance	126,145
Natural Gas Operations [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	10,095
Acquisition date adjustment	0
Foreign currency translation adjustment	0
Goodwill, Ending balance	10,095
Construction Services [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	133,065
Acquisition date adjustment	1,380
Foreign currency translation adjustment	(18,395)
Goodwill, Ending balance	$ 116,050